Submission	Jan. 27, 2026
Submission [Line Items]
Central Index Key	0001549595
Registrant Name	Nurix Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A